Investment Objectives and Goals - Nuveen International Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.